RBB
                             FAMILY OF MUTUAL FUNDS
                         A TRADITION OF BUILDING WEALTH
                             LOGO (GRAPHIC OMITTED)

                         Government Securities Portfolio

                               Semi-Annual Report
                                February 28, 1998

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                         GOVERNMENT SECURITIES PORTFOLIO

     For the period September 1, 1997 through February 28, 1998, the economic landscape continued to promote declining interest rates. Indications of inflation, such as the Producer Price Index and the Consumer Price Index, have consistently evidenced declining costs of production at the manufacturer level and reduced prices for consumers at the retail level. With the unemployment rate at a 24 year low, job growth, income growth, and a rising stock market have influenced and maintained strong consumer spending. Monetary policy is unchanged with Fed Funds rate at 5.50% since March of 1997 but the Asian financial crisis has yet to impact the U.S. markets which could provoke the Federal Open Market Committee to alter the current level of short term interest rates. During the period September 1, 1997 and ending February 28, 1998, the yield curve, as measured by the 3 months to 30 year treasury curve, has flattened 79 basis points to 61 from 140. The Government Securities Portfolio was fully invested during this period and the average maturity on February 28, 1998 was 7.1 years.



                                        PNC Institutional Management Corporation

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO
                             STATEMENT OF NET ASSETS
                               FEBRURARY 28, 1998
                                   (UNAUDITED)

                                           PAR
                                          (000)       VALUE
                                          ------    ----------
AGENCY OBLIGATIONS--34.1%
Federal Home Loan Bank
   6.500% 11/29/05....................... $  250    $  260,130
Federal National Mortgage Association
   7.050% 12/10/98 ......................    250       252,275
   6.750% 08/24/00 ......................    250       251,267
   8.250% 12/18/00 ......................  1,000     1,064,610
Government National Mortgage Association
   9.000% 08/24/00 ......................    230       247,068
                                                    ----------
     TOTAL AGENCY OBLIGATIONS
       (Cost $1,994,032) ................            2,075,350
                                                    ----------
U.S. TREASURY OBLIGATIONS--65.2%
U.S. TREASURY BONDS--26.1%
   8.500% 02/15/20 ......................  1,000     1,301,330
   7.250% 05/15/16 ......................    250       284,895
                                                    ----------
                                                     1,586,225
                                                    ----------
U.S. TREASURY NOTES--39.1%
   7.125% 10/15/98 ......................    399       402,982
   6.875% 07/31/99 ......................    150       152,636
   7.500% 05/15/02 ......................    250       267,345
   5.500% 11/15/98 ......................    250       249,960
   7.500% 10/31/99 ......................    250       257,497
   7.125% 02/29/00 ......................    250       257,230
   6.375% 09/30/01 ......................    250       256,025
   7.500% 11/15/01 ......................    250       265,570
   7.000% 07/15/06 ......................    250       270,853
                                                    ----------
                                                     2,380,098
                                                    ----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $3,556,827) ................            3,966,323
                                                    ----------


                                                      VALUE
                                                    ----------
TOTAL INVESTMENTS--99.3%
   (Cost $5,550,859) ....................           $6,041,673

OTHER  ASSETS IN EXCESS
   OF LIABILITIES--0.7% .................               39,967
                                                    ----------
NET ASSETS (Applicable to 689,427
   RBB Shares)--100.0% ..................           $6,081,640
                                                    ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   ($6,081,640 (DIVIDE) 689,427) ........                $8.82
                                                         =====

OFFERING PRICE PER SHARE
   ($8.82 (DIVIDE) .9525) ...............                $9.26
                                                         =====

* Also cost for Federal income tax purposes. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation .............. $503,245
        Gross Depreciation ..............  (12,431)
                                          --------
        Net Appreciation ................ $490,814
                                          ========


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO
                             STATEMENT OF OPERATIONS
               FOR THE PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)

Investment Income
   Interest .....................................................      $216,599
                                                                       --------
Expenses
   Investment advisory fees .....................................        12,616
   Distribution fees ............................................        12,616
   Printing expenses ............................................        10,300
   Transfer agent fees ..........................................         7,000
   Custodian fees ...............................................         6,210
   Registration fees ............................................         6,000
   Administration fees ..........................................         3,154
   Other expenses ...............................................         1,710
                                                                       --------
                                                                         59,606

   Less fees waived .............................................       (15,770)
   Less expense reimbursements by advisor .......................       (21,758)
                                                                       --------
      Total expenses ............................................        22,078
                                                                       --------
Net investment income ...........................................       194,521
                                                                       --------
Realized and unrealized gain (loss) on investments
   Net realized loss on investments .............................        (2,916)
   Increase in net unrealized appreciation on investments .......       155,539
                                                                       --------
   Net gain on investments ......................................       152,623
                                                                       --------
Net increase in net assets resulting from operations ............      $347,144
                                                                       ========


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE              FOR THE
                                                                     SIX MONTHS ENDED        YEAR ENDED
                                                                     FEBRUARY 28, 1998     AUGUST 31, 1997
                                                                     -----------------     ---------------
                                                                        (UNAUDITED)

Increase in net assets:
Operations:
  Net investment income ...........................................      $  194,521         $   466,003
  Net gain on investments .........................................         152,623             135,686
                                                                         ----------         -----------
  Net increase in net assets resulting from operations ............         347,144             601,689
                                                                         ----------         -----------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  RBB shares ......................................................        (194,521)           (466,085)
Distributions to shareholders from capital:
  RBB shares ......................................................        (177,386)           (262,254)
                                                                         ----------         -----------
      Total distributions to shareholders .........................        (371,907)           (728,339)
                                                                         ----------         -----------
Net capital share transactions ....................................        (630,963)         (1,920,686)
                                                                         ----------         -----------
Total decrease in net assets ......................................        (655,726)         (2,047,336)
Net Assets:
  Beginning of period .............................................       6,737,366           8,784,702
                                                                         ----------         -----------
  End of period ...................................................      $6,081,640         $ 6,737,366
                                                                         ==========         ===========


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           GOVERNMENT SECURITIES PORTFOLIO
                                             --------------------------------------------------------------------------------------
                                                  FOR THE           FOR THE         FOR THE          FOR THE            FOR THE
                                                SIX MONTHS            YEAR            YEAR             YEAR              YEAR
                                                   ENDED             ENDED            ENDED            ENDED             ENDED
                                             FEBRUARY 28, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995*  AUGUST 31, 1994
                                             -----------------  ---------------  ---------------  ---------------   ---------------
                                               (UNAUDITED)
Net asset value, beginning of period ......      $  8.87            $   9.04        $   9.54           $  9.69          $  10.73
                                                 -------            --------        --------           -------          --------
Income from investment operations:
   Net investment income ..................       0.5287              0.8744          0.5220            0.5819            0.5931
   Net gains on securities
     (both realized and unrealized) .......      (0.0500)            (0.1346)        (0.2540)           0.0361           (0.8651)
                                                 -------            --------        --------           -------          --------
        Total from investment operations ..       0.4787              1.0090          0.2680            0.6180           (0.2720)
                                                 -------            --------        --------           -------          --------
Less distributions
   Dividends (from net investment income) .      (0.5287)            (0.8744)        (0.5220)           0.5819           (0.5901)
   Distributions (from excess net
     investment income) ...................           --                  --              --                --           (0.0235)
   Return of capital ......................           --             (0.3046)        (0.2460)          (0.1861)          (0.1544)
                                                 -------            --------        --------           -------          --------
         Total distributions ..............      (0.5287)            (1.1790)        (0.7680)          (0.7680)          (0.7680)
                                                 -------            --------        --------           -------          --------
Net asset value, end period ...............      $  8.82            $   8.87        $   9.04           $  9.54          $   9.69
                                                 =======            ========        ========           =======          ========
Total return .............................. (1.11%)(b)(c)            9.39%(b)        2.75%(b)          6.72%(b)        (2.60%)(b)
Ratios/Supplemental Data
   Net assets, end of year (000) ..........      $ 6,082            $  6,737        $  8,785           $10,514           $54,938
   Ratios of expenses to
     average net assets ...................   0.70%(a)(c)            0.70%(a)        0.70%(a)          0.72%(a)           .64%(a)
   Ratios of net investment income to
      average net assets ..................      6.87%(c)              6.18%           6.05%             6.59%             5.86%
   Portfolio turnover rate ................           --                 26%             77%               86%               65%

(a) Without the waiver of advisory, administration and custody fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Securities Portfolio would have been 1.89% for the six months ending February 28, 1998, 2.15%, 2.05%, 1.22% and 1.10% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively.
(b)  Sales load not reflected in total return.
(c)  Annualized.
 *   Certain numbers were revised to conform to current year presentation.


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988, and currently has twenty-three investment Portfolios, one of which is included in these financial statements.

     The Fund has authorized capital of thirty billion shares of common stock of which 14.03 billion are currently classified into eighty-three classes. Each class represents an interest in one of twenty-three investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family and the Boston Partners Family. The RBB Family represents interests in one portfolio, which are covered in this report.

              A)  SECURITY   VALUATION  --  Government   Securities   Portfolio:
     Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds, tax-exempt bonds and notes, and government securities are valued on the basis of quotations provided by an independent pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Government Securities Portfolio: Dividends from net investment income from each portfolio are declared and paid at least monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of mortgage-backed securities.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC")*, a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

                 PORTFOLIO                            ANNUAL RATE
     -------------------------------   -----------------------------------------
     Government Securities Portfolio   .40% of first $250 million of net assets;
                                       .35% of next $250 million of net assets;
                                       and .30% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee. For the six months ended February 28, 1998, advisory fees and waivers were as follows:
                                            GROSS                          NET
                                          ADVISORY                      ADVISORY
                                            FEE           WAIVER           FEE
                                          --------       --------       --------
     Government Securities Portfolio       $12,616       $(12,616)        $ --
                                           =======       ========         ====

     The investment advisor has agreed to reimburse the portfolio for an amount, if any, by which the total operating and management expenses exceed the cap. For the six months ended February 28, 1998, the reimbursed expenses were $21,758.

     PNC Bank serves as custodian for the Fund. PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as transfer and disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee. For the six months ended February 28, 1998, transfer agency fees and waivers were as follows:

                                            GROSS                      NET
                                       TRANSFER AGENCY           TRANSFER AGENCY
                                             FEE        WAIVER         FEE
                                       ---------------  ------  ---------------
     Government Securities Portfolio       $7,000        $ --        $7,000
                                           ======        ====        ======

     In addition, PFPC serves as administrator for the Government Securities Portfolio. The administration fee is computed daily and payable monthly at the annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee. For the six months ended February 28, 1998, administration fees and waivers were as follows:
                                           GROSS                       NET
                                      ADMINISTRATION              ADMINISTRATION
                                            FEE         WAIVER         FEE
                                      --------------    -------   --------------
     Government Securities Portfolio      $3,154        $(3,154)      $ --
                                          ======        =======       ====

*As of March 31, 1998, PNC Institutional Management Corporation has officially changed their name to BlackRock Institutional Management Corporation.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes, and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 1998, distribution fees for each class of shares within the three investment portfolios were as follows:

                                                              DISTRIBUTION
                                                                  FEE
                                                              ------------
                   Government Securities Portfolio
                       RBB Class                                $12,616
                                                                =======

NOTE 3. PURCHASE AND SALES OF SECURITIES

     For the six months ended February 28, 1998, purchases and sales of investment securities and United States Government Obligations (other than short-term investments) were as follows:

                                            INVESTMENT SECURITIES         U.S. GOVERNMENT OBLIGATIONS
                                         ---------------------------      ---------------------------
                                          PURCHASES          SALES         PURCHASES         SALES
                                         -----------      ----------      -----------      ----------
     Government Securities Portfolio        $--            $--                $--          $1,119,991


NOTE 4. CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                    GOVERNMENT SECURITIES PORTFOLIO
                                                       -----------------------------------------------------------
                                                                FOR THE                           FOR THE
                                                           SIX MONTHS ENDED                     YEAR ENDED
                                                           FEBRUARY 28, 1998                  AUGUST 31, 1997
                                                       -------------------------         -------------------------
                                                               (UNAUDITED)
                                                          SHARES         VALUE             SHARES         VALUE
                                                       -----------     ---------         -----------   -----------
      Shares sold:
           RBB Class                                           183     $   1,648               6,764    $    60,974
      Shares issued in reinvestment of dividends:
           RBB Class                                        25,879       230,299              49,208        441,918
      Shares repurchased:
           RBB Class                                       (96,593)     (862,910)           (267,555)    (2,423,578)
                                                       -----------     ---------         -----------    -----------
      Net decrease                                         (70,531)    $(630,963)           (211,583)   $(1,920,686)
                                                       -----------     ---------         -----------    -----------
      RBB Shares authorized                            100,000,000                       100,000,000
                                                       ===========                       ===========

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)



NOTE 5. NET ASSETS

     At February 28, 1998, net assets consisted of the following:

                                                               GOVERNMENT
                                                               SECURITIES
                                                                PORTFOLIO
                                                              -----------
     Capital Paid-In
       RBB Class                                              $10,067,058
     Accumulated Net Realized Gain (Loss) on Investments
       RBB Class                                               (4,476,232)
     Unrealized Appreciation (Depreciation) on Investments
       RBB Class                                                  490,814
                                                              -----------
                                                              $ 6,081,640
                                                              ===========

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